Fair Value Measurements (Details) - Schedule of Change in the Fair Value of the Derivative Warrant Liabilities - RICE ACQUISITION CORP. II [Member] - USD ($)	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Schedule of Change in the Fair Value of the Derivative Warrant Liabilities [Abstract]
Derivative warrant liabilities, beginning	$ 14,051,190	$ 17,140,250		$ 17,140,250
Change in fair value of derivative warrant liabilities	2,720,810	(10,305,950)	5,276,500	(3,089,060)
Derivative warrant liabilities, ending	$ 16,772,000	$ 6,834,300	$ 17,140,250	$ 14,051,190